Subsequent events after the Statement of Financial Position date (Details) € in Millions, $ in Millions	Aug. 05, 2021 USD ($)	Jun. 30, 2022 EUR (€)	Jul. 09, 2021 EUR (€)	Jun. 24, 2021 EUR (€)
Events after Reporting Period [Line Items]
Purchase of treasury shares | $	$ 500.0
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Events after Reporting Period [Line Items]
Notional amount | €		€ 750.0	€ 50.0	€ 750.0
Interest rate		2.50%	2.50%